Reserves - Schedule of Share-Based Payment Reserve (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Share-Based Payment Reserve [Abstract]
Balance at beginning of period	$ 790,690
Issue of RSUs to Directors and management (note 24)	17,381,700		608,156
Issue of shares to Directors and management in lieu of fees	819,925		182,534
Issue of RSU’s to suppliers (note 24)	50,768
Balance at end of period	$ 19,043,083		$ 790,690